Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 08, 2020	Jul. 01, 2020	Mar. 26, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 06, 2020
Minimum royalty payments				$ 135,000	$ 117,000	$ 270,000	$ 234,000		$ 468,000	$ 326,750
Stock sale description			We entered into a distribution agreement for $1,000,000 with Salt Tequila USA, LLC. The $1,000,000 will be paid out in 4 distinct tranches. Upon payment of the 1st tranche of $250,000, we will obtain an additional 7.5% stake in Salt Tequila USA, LLC.
Debt description						As part of the merger all outstanding debt, except for $450,000 in principal, was converted in common shares of the combined company.
Warrants expired						754,741
Note received						$ 1,500,000
Value of debt conversion						$ 1,500,000
Stock issued in exchange for services, shares						817,753			1,846,078	906,090
Share Price				$ 0.73		$ 0.73			$ 0.73
Stock issued in exchange for services, value						$ 600,000			$ 1,354,500
Private Placement Memorandum [Member]
Sale of stock in private placement						2,727,272
Share price				$ 1.10		$ 1.10
Proceeds from private placement						$ 3,000,000
Subsequent Event [Member]
Minimum royalty payments								$ 45,000
Minimum net sales threshold								9,000,000
Subsequent Event [Member] | Subscription Agreement [Member]
Warrant purchase price		$ 0.25									$ 0.25
Stock issued in exchange for services, shares	454,546	100,000
Share Price		$ 1.10									$ 1.10
Stock issued in exchange for services, value	$ 500,000	$ 110,000
Warrant granted	554,546	325,000